ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2013
Accrued Liabilities, Current [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 6 – ACCRUED EXPENSES

Accrued expenses consist of the following (in thousands):

	December 31,
	2013	2012
Accrued compensation and benefits	$1,040	$958
Accrued research and development	82	100
Accrued other	128	234
Total accrued expenses	$1,250	$1,292